PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

HIGH YIELD FIXED INCOME FUND

SUPPLEMENT DATED JANUARY 9, 2019 TO PROSPECTUS AND SAI EACH DATED JULY 31, 2018, AS SUPPLEMENTED

Richard J. Inzunza is no longer a portfolio manager of the High Yield Fixed Income Fund. All references to Mr. Inzunza in the Prospectus and SAI are hereby deleted. Bradley Camden and Eric R. Williams will continue to manage the High Yield Fixed Income Fund.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIX SPT (01/19)